                               [NATIONWIDE LOGO]

                                  NATIONWIDE(R)
                                    VARIABLE
                                    ACCOUNT-5

                                  ANNUAL REPORT
                                       TO
                                 CONTRACT OWNERS
                                DECEMBER 31, 1997







                        NATIONWIDE LIFE INSURANCE COMPANY
                           HOME OFFICE: COLUMBUS, OHIO



APO - 2750 - G (12/97)

                               [NATIONWIDE LOGO]
                        NATIONWIDE LIFE INSURANCE COMPANY
                ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215 - 2220

                                     [PHOTO}

                               PRESIDENT'S MESSAGE

            We at Nationwide Life Insurance Company are pleased to bring you the 1997 annual report of the Nationwide Variable Account-5.

            Equity markets ended a volatile season to record the third straight year of gains topping the 20 percent mark. Additionally, returns on fixed income investments were buoyed by declining inflation, steady Federal Reserve policy and the positive outlook for lower budget deficits.

            The U.S. economy continues to be strong into 1998. However, there is still much uncertainty about what effect the Southeast Asian crisis will have on our economy during this year. The obvious result, we believe, will be a slowing of economic growth due to reduced exports, restrained pricing flexibility and lower corporate profits. We expect the Federal Reserve will continue to stay on the sidelines as the Southeast Asian economic turmoil plays out. At the same time, low inflation and low interest rates should continue to provide a healthy environment for financial assets.

            We are committed to our customers as our most valuable asset. Our commitment to you is to continue to add value to our products and services to help you achieve your financial planning and retirement goals. As always, we welcome and encourage your feedback.




                                                /s/ Joseph J. Gasper

                                                Joseph J. Gasper, President

                          NATIONWIDE VARIABLE ACCOUNT-5

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                DECEMBER 31, 1997


ASSETS:
   Investments at market value:
      American Century VP - American Century VP Advantage (ACVPAdv)
         44,592 shares (cost $262,016) ...............................................................         $    294,308
      American Century VP - American Century VP Capital Appreciation (ACVPCapAp)
         139,961 shares (cost $1,425,631) ............................................................            1,354,827
      Dreyfus Stock Index Fund (DryStkIx)
         77,432 shares (cost $1,441,528) .............................................................            1,993,868
      Fidelity VIP - Equity-Income Portfolio (FidVIPEI)
         214,947 shares (cost $3,821,165) ............................................................            5,218,924
      Nationwide SAT - Government Bond Fund (NSATGvtBd)
         70,990 shares (cost $765,836) ...............................................................              807,868
      Nationwide SAT - Money Market Fund (NSATMyMkt)
         543,043 shares (cost $543,043) ..............................................................              543,043
      Nationwide SAT - Total Return Fund (NSATTotRe)
         165,376 shares (cost $1,982,530) ............................................................            2,708,856
      Neuberger &Berman AMT - Balanced Portfolio (NBAMTBal)
         54,873 shares (cost $865,911) ...............................................................              976,741
                                                                                                                  ---------
            Total investments ........................................................................           13,898,435
   Accounts receivable ...............................................................................                  452
                                                                                                                  ---------
            Total assets .............................................................................           13,898,887
ACCOUNTS PAYABLE .....................................................................................                   12
                                                                                                                  ---------
CONTRACT OWNERS' EQUITY ..............................................................................         $ 13,898,875
                                                                                                                  =========

                                                                                                                         ANNUAL
   Contract owners' equity represented by:                     UNITS               UNIT VALUE                            RETURN
                                                             --------               ---------                            -------

      American Century VP - American Century
      VP Advantage:
         Tax qualified ...............................        11,122               $ 15.651770      $   174,079            11%
         Non-tax qualified ...........................         7,682                 15.651770          120,237            11%

      American Century VP - American Century
      VP Capital Appreciation:
         Tax qualified ...............................        80,973                 14.829811        1,200,814            (5)%
         Non-tax qualified ...........................        10,383                 14.829811          153,978            (5)%

      Dreyfus Stock Index Fund:
         Tax qualified ...............................        76,005                 21.913276        1,665,519            31%
         Non-tax qualified ...........................        14,986                 21.913276          328,392            31%

      Fidelity VIP - Equity-Income Portfolio:
         Tax qualified ...............................       217,475                 20.553936        4,469,967            26%
         Non-tax qualified ...........................        36,442                 20.553936          749,027            26%

      Nationwide SAT - Government Bond Fund:
         Tax qualified ...............................        15,010                 32.572519          488,914             8%
         Non-tax qualified ...........................         9,788                 32.584532          318,937             8%

      Nationwide SAT - Money Market Fund:
         Tax qualified ...............................        25,727                 21.120495          543,367             4%

      Nationwide SAT - Total Return Fund:
         Tax qualified ...............................        28,700                 79.422176        2,279,416            28%
         Non-tax qualified ...........................         5,568                 77.137765          429,503            28%

      Neuberger &Berman AMT - Balanced Portfolio:
         Tax qualified ...............................        50,098                 18.349145          919,255            18%
         Non-tax qualified ...........................         3,132                 18.349145           57,470            18%
                                                             =======                 =========     ------------
                                                                                                   $ 13,898,875
                                                                                                   ============




See accompanying notes to financial statements.

                         NATIONWIDE VARIABLE ACCOUNT-5
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1997 AND 1996

                                                                    TOTAL                          ACVPADV
                                                        ------------------------------  ------------------------------
                                                              1997            1996            1997           1996
                                                        --------------  --------------  --------------  --------------

INVESTMENT ACTIVITY:
Reinvested dividends .............................    $        218,349         135,536           3,776           5,601
Mortality, expense and administration
  charges (note 2) ...............................            (161,659)       (119,165)         (3,461)         (3,052)
                                                        --------------  --------------  --------------  --------------
  Net investment activity ........................              56,690          16,371             315           2,549
                                                        --------------  --------------  --------------  --------------

Proceeds from mutual fund shares sold ............           1,351,866         577,153          34,005          32,561
Cost of mutual fund shares sold ..................          (1,072,212)       (483,424)        (29,706)        (29,602)
                                                        --------------  --------------  --------------  --------------
  Realized gain (loss) on investments ............             279,654          93,729           4,299           2,959
Change in unrealized gain (loss) on investments ..           1,318,801         292,389          10,182           1,463
                                                        --------------  --------------  --------------  --------------
  Net gain (loss) on investments .................           1,598,455         386,118          14,481           4,422
                                                        --------------  --------------  --------------  --------------
Reinvested capital gains .........................             552,474         462,034          13,186          10,732
                                                        --------------  --------------  --------------  --------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........           2,207,619         864,523          27,982          17,703
                                                        --------------  --------------  --------------  --------------
EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners ................................           2,627,652       2,289,111          53,205          43,264
Transfers between funds ..........................                  -               -           (5,073)        (16,823)
Redemptions ......................................          (1,217,456)       (520,971)        (25,654)        (15,884)
Annuity benefits .................................                  -               -               -               -
Annual contract maintenance charge (note 2) ......             (20,632)        (17,468)           (604)           (508)
Contingent deferred sales charges (note 2) .......             (24,123)        (18,614)           (802)           (585)
Adjustments to maintain reserves .................                 397             393              (2)             14
                                                        --------------  --------------  --------------  --------------
    Net equity transactions ......................           1,365,838       1,732,451          21,070           9,478
                                                        --------------  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............           3,573,457       2,596,974          49,052          27,181
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ......          10,325,418       7,728,444         245,264         218,083
                                                        --------------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............    $     13,898,875      10,325,418         294,316         245,264
                                                        ==============  ==============  ==============  ==============


                                                                 ACVPCAPAP                        DRYSTKIX
                                                       ------------------------------  ------------------------------
                                                            1997             1996            1997           1996
                                                       -------------   --------------  --------------  --------------

INVESTMENT ACTIVITY:
Reinvested dividends .............................                -                -           26,048          17,575
Mortality, expense and administration
  charges (note 2) ...............................           (17,785)         (18,101)        (21,202)        (10,803)
                                                       -------------   --------------  --------------  --------------
  Net investment activity ........................           (17,785)         (18,101)          4,846           6,772
                                                       -------------   --------------  --------------  --------------

Proceeds from mutual fund shares sold ............           289,441           97,973         100,921          51,109
Cost of mutual fund shares sold ..................          (272,191)         (81,258)        (54,820)        (35,459)
                                                       -------------   --------------  --------------  --------------
  Realized gain (loss) on investments ............            17,250           16,715          46,101          15,650
Change in unrealized gain (loss) on investments ..          (105,922)        (229,872)        308,440         119,480
                                                       -------------   --------------  --------------  --------------
  Net gain (loss) on investments .................           (88,672)        (213,157)        354,541         135,130
                                                       -------------   --------------  --------------  --------------
Reinvested capital gains .........................            27,829          148,311          57,613          17,163
                                                       -------------   --------------  --------------  --------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........           (78,628)         (82,947)        417,000         159,065
                                                       -------------   --------------  --------------  --------------
EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners ................................           339,461          380,050         458,060         263,645
Transfers between funds ..........................          (210,754)         (25,024)        219,119          64,048
Redemptions ......................................          (112,721)         (85,473)       (143,384)        (49,417)
Annuity benefits .................................                -                -               -               -
Annual contract maintenance charge (note 2) ......            (2,670)          (3,106)         (2,270)         (1,374)
Contingent deferred sales charges (note 2) .......            (3,425)          (3,057)         (2,348)         (1,843)
Adjustments to maintain reserves .................                59              112             135              32
                                                       -------------   --------------  --------------  --------------
    Net equity transactions ......................             9,950          263,502         529,312         275,091
                                                       -------------   --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............           (68,678)         180,555         946,312         434,156
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ......         1,423,470        1,242,915       1,047,599         613,443
                                                       -------------   --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............         1,354,792        1,423,470       1,993,911       1,047,599
                                                       =============   ==============  ==============  ==============

                         NATIONWIDE VARIABLE ACCOUNT-5
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1997 AND 1996

                                                                 FIDVIPEI                      NSATGVTBD
                                                      ------------------------------  ------------------------------
                                                            1997           1996            1997            1996
                                                      --------------  --------------  --------------  --------------

INVESTMENT ACTIVITY:
Reinvested dividends .............................   $        65,141           4,263          47,002          42,310
Mortality, expense and administration
  charges (note 2) ...............................           (60,027)        (42,787)         (9,873)         (8,836)
                                                      --------------  --------------  --------------  --------------
  Net investment activity ........................             5,114         (38,524)         37,129          33,474
                                                      --------------  --------------  --------------  --------------

Proceeds from mutual fund shares sold ............           370,232         152,612          47,651          35,508
Cost of mutual fund shares sold ..................          (257,251)       (114,012)        (45,419)        (34,435)
                                                      --------------  --------------  --------------  --------------
  Realized gain (loss) on investments ............           112,981          38,600           2,232           1,073
Change in unrealized gain (loss) on investments ..           604,327         279,898          21,454         (19,438)
                                                      --------------  --------------  --------------  --------------
  Net gain (loss) on investments .................           717,308         318,498          23,686         (18,365)
                                                      --------------  --------------  --------------  --------------
Reinvested capital gains .........................           327,513         122,194              -               -
                                                      --------------  --------------  --------------  --------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........         1,049,935         402,168          60,815          15,109
                                                      --------------  --------------  --------------  --------------
EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners ................................           831,284         833,066          90,473          73,797
Transfers between funds ..........................            28,018          58,941          (7,829)        (10,437)
Redemptions ......................................          (452,175)       (194,878)        (41,501)        (27,260)
Annuity benefits .................................                -               -               -               -
Annual contract maintenance charge (note 2) ......            (7,594)         (6,323)           (854)           (811)
Contingent deferred sales charges (note 2) .......            (7,993)         (7,367)         (1,231)           (626)
Adjustments to maintain reserves .................               111              90             (28)             30
                                                      --------------  --------------  --------------  --------------
    Net equity transactions ......................           391,651         683,529          39,030          34,693
                                                      --------------  --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............         1,441,586       1,085,697          99,845          49,802
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ......         3,777,408       2,691,711         708,006         658,204
                                                      --------------  --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............   $     5,218,994       3,777,408         807,851         708,006
                                                      ==============  ==============  ==============  ==============



                                                                NSATMYMKT                        NSATTOTRE
                                                      ------------------------------  ------------------------------
                                                           1997            1996             1997            1996
                                                      -------------   --------------  --------------  --------------

INVESTMENT ACTIVITY:
Reinvested dividends .............................           24,333           17,553          36,372          31,681
Mortality, expense and administration
  charges (note 2) ...............................           (6,204)          (4,630)        (31,274)        (20,949)
                                                      -------------   --------------  --------------  --------------
  Net investment activity ........................           18,129           12,923           5,098          10,732
                                                      -------------   --------------  --------------  --------------

Proceeds from mutual fund shares sold ............           99,938           75,539         237,038          69,718
Cost of mutual fund shares sold ..................          (99,938)         (75,539)       (157,833)        (56,068)
                                                      -------------   --------------  --------------  --------------
  Realized gain (loss) on investments ............               -                -           79,205          13,650
Change in unrealized gain (loss) on investments ..               -                -          397,111         203,778
                                                      -------------   --------------  --------------  --------------
  Net gain (loss) on investments .................               -                -          476,316         217,428
                                                      -------------   --------------  --------------  --------------
Reinvested capital gains .........................               -                -           86,096          71,581
                                                      -------------   --------------  --------------  --------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........           18,129           12,923         567,510         299,741
                                                      -------------   --------------  --------------  --------------
EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners ................................          198,357          145,576         461,131         359,715
Transfers between funds ..........................          (18,500)         (50,670)         42,516          17,492
Redemptions ......................................          (44,754)         (27,187)       (250,715)        (79,840)
Annuity benefits .................................               -                -               -               -
Annual contract maintenance charge (note 2) ......           (1,075)            (649)         (3,827)         (3,177)
Contingent deferred sales charges (note 2) .......             (535)            (335)         (4,826)         (3,342)
Adjustments to maintain reserves .................               16                8              86              79
                                                      -------------   --------------  --------------  --------------
    Net equity transactions ......................          133,509           66,743         244,365         290,927
                                                      -------------   --------------  --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............          151,638           79,666         811,875         590,668
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ......          391,729          312,063       1,897,044       1,306,376
                                                      -------------   --------------  --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............          543,367          391,729       2,708,919       1,897,044
                                                      =============   ==============  ==============  ==============




                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-5
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY
                     YEARS ENDED DECEMBER 31, 1997 AND 1996

                                                                   NBAMTBAL
                                                       ------------------------------
                                                              1997         1996
                                                       --------------  --------------

INVESTMENT ACTIVITY:
Reinvested dividends .............................    $        15,677          16,553
Mortality, expense and administration
  charges (note 2) ...............................            (11,833)        (10,007)
                                                       --------------  --------------
  Net investment activity ........................              3,844           6,546
                                                       --------------  --------------

Proceeds from mutual fund shares sold ............            172,640          62,133
Cost of mutual fund shares sold ..................           (155,054)        (57,051)
                                                       --------------  --------------
  Realized gain (loss) on investments ............             17,586           5,082
Change in unrealized gain (loss) on investments ..             83,209         (62,920)
                                                       --------------  --------------
  Net gain (loss) on investments .................            100,795         (57,838)
                                                       --------------  --------------
Reinvested capital gains .........................             40,237          92,053
                                                       --------------  --------------
    Net increase (decrease) in contract owners'
      equity resulting from operations ...........            144,876          40,761
                                                       --------------  --------------
EQUITY TRANSACTIONS:
Purchase payments received from
  contract owners ................................            195,681         189,998
Transfers between funds ..........................            (47,497)        (37,527)
Redemptions ......................................           (146,552)        (41,032)
Annuity benefits .................................                 -               -
Annual contract maintenance charge (note 2) ......             (1,738)         (1,520)
Contingent deferred sales charges (note 2) .......             (2,963)         (1,459)
Adjustments to maintain reserves .................                 20              28
                                                       --------------  --------------
    Net equity transactions ......................             (3,049)        108,488
                                                       --------------  --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............            141,827         149,249
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ......            834,898         685,649
                                                       --------------  --------------
CONTRACT OWNERS' EQUITY END OF PERIOD ............    $       976,725         834,898
                                                       ==============  ==============






See accompanying notes to financial statements.

                          NATIONWIDE VARIABLE ACCOUNT-5

                          NOTES TO FINANCIAL STATEMENTS

                           DECEMBER 31, 1997 AND 1996



(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         Nationwide Variable Account-5 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on November 1, 1989. The Account has been registered as a unit investment trust under the Investment Company Act of 1940. On December 31, 1993, the accumulation unit values for each fund sub-account of Nationwide Variable Account-5 were established at a unit value equal to the accumulation unit values of the corresponding fund sub-account of the Nationwide Multi-Flex Variable Account. The first deposits were received by the Account on May 4, 1994.

         The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through banks and other financial institutions.

     (b) The Contracts

         Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses. Contract owners in either the accumulation or payout phase may invest in any of the following:

              Portfolios of the American Century Variable Portfolios, Inc.
             (American Century VP) (formerly TCI Portfolios, Inc.);
                American Century VP - American Century VP Advantage (ACVPAdv)
                  (formerly TCI Portfolios - TCI Advantage)
                American Century VP - American Century VP Capital Appreciation
                  (ACVPCapAp) (formerly TCI Portfolios - TCI Growth)

              Dreyfus Stock Index Fund (DryStkIx)

              Portfolio of the Fidelity Variable Insurance Products Fund
             (Fidelity VIP);
                Fidelity VIP - Equity-Income Portfolio (FidVIPEI)

              Funds of the Nationwide Separate Account Trust (Nationwide SAT)
             (managed for a fee by an affiliated investment advisor);
                Nationwide SAT - Government Bond Fund (NSATGvtBd)
                Nationwide SAT - Money Market Fund (NSATMyMkt)
                Nationwide SAT - Total Return Fund (NSATTotRe)

              Portfolio of the Neuberger &Berman Advisers Management Trust
                (Neuberger &Berman AMT); Neuberger &Berman AMT - Balanced Portfolio (NBAMTBal)

         At December 31, 1997, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1997. The cost of investments sold is determined on a specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f) Reclassifications

         Certain 1996 amounts have been reclassified to conform with the current period presentation.

(2)  EXPENSES

     The Company does not deduct a sales charge from purchase payments received from the contract owners.However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The following contract charges are deducted by the Company: (a) an annual contract maintenance charge of $30, with certain exceptions, which is satisfied by surrendering units; and (b) a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.05%, respectively.

(3)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

                          Independent Auditors' Report



The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide Variable Account-5:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account-5 as of December 31, 1997, and the related statements of operations and changes in contract owners' equity for each of the years in the two year period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures include confirmation of securities owned as of December 31, 1997, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Variable Account-5 as of December 31, 1997, and the results of its operations and its changes in contract owners' equity for each of the years in the two year period then ended in conformity with generally accepted accounting principles.

                                                          KPMG Peat Marwick LLP

Columbus, Ohio
February 6, 1998



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NATIONWIDE LIFE INSURANCE COMPANY
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